SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenues and Deferred revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue recognition
Total net revenues	¥ 392,956	$ 60,861	¥ 848,430	¥ 1,256,005	$ 192,491	¥ 4,424,963	¥ 5,556,482
Deferred revenue	10,079			82,643		788,906		$ 1,561	$ 12,666
Revolving loan products (One Card)
Revenue recognition
Total net revenues	68,826		182,558	230,124		1,967,851	5,010,312
Nonrevolving loan products
Revenue recognition
Total net revenues				286,582		134,837	271,897
Direct lending program revenue
Revenue recognition
Total net revenues	9,178		575,466	519,543		1,979,941	45,901
Online Lending platform revenue
Revenue recognition
Total net revenues	78,004		758,024
Loan product
Revenue recognition
Total net revenues				847,576		3,590,693	4,930,515
Technical services
Revenue recognition
Total net revenues	164,497		10,067
Wealth management services
Revenue recognition
Total net revenues	61,362		62,360	188,673		573,355	471,060
Others
Revenue recognition
Total net revenues				219,756		260,915	154,907
VIEs
Revenue recognition
Total net revenues	332,913		787,925	1,145,210		4,305,272	5,270,948
Deferred revenue	9,904			81,246		772,340
Loan facilitation services
Revenue recognition
Total net revenues			227,792	177,147	27,149	3,477,897	4,960,671
Loan facilitation services | Revolving loan products (One Card)
Revenue recognition
Total net revenues			133,743	26,376		1,698,133	4,728,255
Loan facilitation services | Nonrevolving loan products
Revenue recognition
Total net revenues				84,485		104,611	186,679
Loan facilitation services | Direct lending program revenue
Revenue recognition
Total net revenues			94,049	66,286		1,675,153	45,737
Post-origination services
Revenue recognition
Total net revenues	78,004	12,081	530,232	859,102	131,663	604,732	367,439
Deferred revenue				98,668		788,906
Revenue recognized	72,564			555,646		290,674
Post-origination services | Revolving loan products (One Card)
Revenue recognition
Total net revenues	68,826		48,815	203,748		269,718	282,057
Post-origination services | Nonrevolving loan products
Revenue recognition
Total net revenues				202,097		30,226	85,218
Post-origination services | Direct lending program revenue
Revenue recognition
Total net revenues	9,178		481,417	453,257		304,788	164
Technical services
Revenue recognition
Total net revenues	164,497		10,067
Technical services | Others
Revenue recognition
Total net revenues	164,497		10,067
Wealth Management
Revenue recognition
Total net revenues	61,362		62,360
Wealth Management | Others
Revenue recognition
Total net revenues	61,362		62,360
Others
Revenue recognition
Total net revenues	89,093	$ 13,799	17,979	¥ 219,756	$ 33,679	¥ 342,334	¥ 228,372
Others | Others
Revenue recognition
Total net revenues	¥ 89,093		¥ 17,979